UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE DIVERSIFIED
STRATEGIC INCOME PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited)
September 30, 2007

Face
Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 53.1%
FHLMC — 21.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$307,825	5.362% due 2/1/36 (a)(b)	$308,390
113,995	5.821% due 2/1/37 (a)(b)	115,045
683,097	6.062% due 3/1/37 (a)(b)	694,007
319,409	5.958% due 5/1/37 (a)(b)	323,435
293,521	6.039% due 5/1/37 (a)(b)	298,101
	Gold:
81,115	7.000% due 2/1/15-5/1/16	84,067
157,612	6.500% due 9/1/31 (b)	161,541
7,530,238	5.000% due 7/1/35-12/1/36 (b)	7,195,055
78,444	5.000% due 12/1/36	74,859
2,324,845	5.500% due 12/1/36 (b)	2,277,121
29,437	6.000% due 12/1/36	29,482
1,996,476	6.000% due 2/1/37-9/1/37 (b)	1,999,307
725,000	5.000% due 11/13/37 (c)	691,356
52,125	Gold Pool, 6.000% due 2/1/37	52,195

	TOTAL FHLMC	14,303,961

FNMA — 20.3%
	Federal National Mortgage Association (FNMA):
436,169	6.500% due 3/1/16-2/1/36	447,169
1,109,902	5.500% due 12/1/16-2/1/37 (b)	1,090,072
2,400,000	5.500% due 10/16/22-11/13/37 (c)	2,357,293
3,000,000	6.000% due 10/16/22-11/13/37 (c)	3,007,124
60,373	7.500% due 2/1/30-7/1/31	63,161
133,209	7.000% due 7/1/30-2/1/32	138,704
291,746	7.000% due 11/1/31-4/1/32 (b)	303,739
118,970	6.000% due 3/1/32-4/1/32	119,758
1,486,288	6.500% due 3/1/32-11/1/36 (b)	1,514,579
605,582	6.000% due 4/1/32 (b)	609,240
536,154	5.000% due 2/1/36	512,347
1,500,000	5.000% due 10/11/37 (c)	1,430,859
1,900,000	6.500% due 10/11/37 (c)	1,934,734

	TOTAL FNMA	13,528,779

GNMA — 11.3%
	Government National Mortgage Association (GNMA):
44,862	7.000% due 6/15/28-7/15/29	47,034
239,465	6.500% due 9/15/28-2/15/31	245,631
596,439	5.500% due 6/20/37	586,308
6,600,000	6.000% due 10/18/37 (c)	6,642,280

	TOTAL GNMA	7,521,253

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $35,401,686)	35,353,993

ASSET-BACKED SECURITIES — 7.6%
Credit Card — 0.4%
310,000	Washington Mutual Master Note Trust, 5.783% due 9/15/13 (a)(b)(d)	305,489

Home Equity — 7.2%
224,119	Accredited Mortgage Loan Trust, 5.745% due 9/25/35 (a)(b)	219,291
487,562	ACE Securities Corp., 5.675% due 1/25/36 (a)(b)	344,574
119,572	Argent Securities Inc., 5.565% due 5/25/36 (a)(b)	119,443
73,776	Bayview Financial Acquisition Trust, 5.615% due 4/28/36 (a)	73,736
510,000	Bear Stearns Asset-Backed Securities Trust, 5.855% due 9/25/34 (a)(b)	503,705
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Home Equity — 7.2% (continued)
$270,000	Countrywide Asset-Backed Certificates, 6.570% due 6/25/34 (a)(b)	$241,099
	Countrywide Home Equity Loan Trust:
505,438	6.053% due 12/15/33 (a)(b)(d)	482,924
431,481	5.953% due 5/15/36 (a)(b)	421,616
335,926	First Horizon ABS Trust, 5.665% due 10/25/34 (a)(b)	329,979
503,010	GSRPM Mortgage Loan Trust, 5.805% due 3/25/35 (a)(b)(d)	477,905
421,760	Indymac Home Equity Loan Asset-Backed Trust, 5.675% due 4/25/36 (a)(b)	415,234
183,350	IXIS Real Estate Capital Trust, 5.565% due 8/25/36 (a)(b)	182,972
599,528	Lehman XS Trust, 5.715% due 9/25/46 (a)(b)	587,384
393,995	SACO I Trust, 5.675% due 2/25/34 (a)(b)	370,428
7,825	Sail Net Interest Margin Notes, 7.750% due 4/27/33 (d)	24

	Total Home Equity	4,770,314

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $5,373,667)	5,075,803

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.9%
584,797	American Home Mortgage Investment Trust, 5.294% due 6/25/45 (a)(b)	579,353
400,000	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43 (b)	380,377
401,446	Banc of America Mortgage Securities, 4.802% due 9/25/35 (a)(b)	395,435
329,457	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34 (b)(d)	333,115
	Countrywide Alternative Loan Trust:
43,475	5.500% due 10/25/33	42,392
462,803	5.868% due 11/20/35 (a)(b)	453,284
526,149	5.775% due 1/25/36 (a)(b)	514,896
553,825	5.715% due 7/25/46 (a)(b)	544,392
	Countrywide Home Loan, Mortgage Pass-Through Trust:
413,721	7.450% due 11/25/34 (a)(b)	426,479
379,966	5.805% due 5/25/35 (a)(b)	370,644
349,296	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.979% due 8/25/35 (a)(b)	346,950
	Downey Savings & Loan Association Mortgage Loan Trust:
362,656	5.713% due 3/19/45 (a)(b)	354,758
450,700	5.903% due 3/19/46 (a)(b)	442,108
450,700	5.903% due 3/19/47 (a)(b)	442,108
833,468	GSR Mortgage Loan Trust, 4.931% due 10/25/35 (a)(b)	834,148
	Harborview Mortgage Loan Trust:
586,725	5.903% due 11/19/34 (a)(b)	582,660
460,901	5.853% due 1/19/35 (a)(b)	452,392
	Indymac Index Mortgage Loan Trust:
419,941	5.269% due 3/25/35 (a)(b)	418,874
521,951	5.715% due 5/25/46 (a)(b)	510,176
	JPMorgan Chase Commercial Mortgage Securities Corp.:
640,000	5.814% due 6/12/43 (a)(b)	653,534
550,000	6.007% due 6/15/49 (a)(b)	560,740
196,320	Merrill Lynch Mortgage Investors Trust, 5.031% due 5/25/34 (a)(b)	188,623
270,000	Merrill Lynch Mortgage Trust, 5.843% due 5/12/39 (a)(b)	274,587
681,449	Morgan Stanley Mortgage Loan Trust, 5.749% due 3/25/36 (a)(b)	691,240
685,557	Structured Asset Mortgage Investments Inc., 5.715% due 5/25/46 (a)(b)	674,687
	Washington Mutual Inc.:
266,262	5.945% due 9/25/36 (a)(b)	267,338
547,340	5.775% due 12/25/45 (a)(b)	535,648
316,670	5.795% due 12/25/45 (a)(b)	310,794
	Wells Fargo Mortgage Backed Securities Trust:
468,027	5.001% due 10/25/35 (a)(b)	465,565
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
$215,700	5.240% due 4/25/36 (a)(b)	$214,274

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $13,314,572)	13,261,571

CORPORATE BONDS & NOTES — 33.5%
Aerospace & Defense — 0.0%
25,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	25,687

Airlines — 0.4%
100,000	Delta Air Lines Inc., Pass-Through Certificates, 7.570% due 11/18/10	102,654
	United Airlines Inc., Pass-Through Certificates:
45,000	6.831% due 9/1/08	52,200
49,094	7.811% due 10/1/09	57,685
23,260	8.030% due 7/1/11	27,235

	Total Airlines	239,774

Auto Components — 0.0%
20,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	17,700

Automobiles — 0.9%
190,000	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11 (b)	192,886
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28	37,500
25,000	8.900% due 1/15/32	20,750
250,000	Notes, 7.450% due 7/16/31 (b)	197,500
	General Motors Corp., Senior Debentures:
155,000	8.250% due 7/15/23 (b)	136,400
5,000	8.375% due 7/15/33	4,406

	Total Automobiles	589,442

Building Products — 0.0%
20,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	20,400

Capital Markets — 1.2%
110,000	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	104,021
80,000	Credit Suisse Guernsey Ltd., 5.860% due 5/15/17 (a)(e)	75,807
150,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (b)	147,935
90,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(e)	85,830
50,000	Lehman Brothers Holdings Inc., 5.250% due 2/6/12	49,012
	Morgan Stanley:
	Medium-Term Notes:
210,000	5.625% due 1/9/12 (b)	211,861
50,000	5.810% due 10/18/16 (a)	47,918
60,000	Notes, 3.625% due 4/1/08	59,607
30,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (d)	34,893

	Total Capital Markets	816,884

Chemicals — 0.3%
50,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	49,750
60,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17 (d)	60,000
10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	9,200
85,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	90,525

	Total Chemicals	209,475

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Commercial Banks — 3.2%
	Glitnir Banki HF:
$150,000	Notes, 6.330% due 7/28/11 (b)(d)	$152,714
130,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(d)	132,969
	ICICI Bank Ltd., Subordinated Bonds:
116,000	6.375% due 4/30/22 (a)(b)(d)	108,661
100,000	6.375% due 4/30/22 (a)(d)	93,946
260,000	Landsbanki Islands HF, 6.100% due 8/25/11 (b)(d)	263,640
120,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(d)(e)	120,599
120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17 (a)(d)(e)	122,008
120,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)(d)	121,637
130,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(d)(e)	120,736
60,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)	54,604
	TuranAlem Finance BV, Bonds:
270,000	8.250% due 1/22/37 (b)(d)	228,825
100,000	8.250% due 1/22/37 (d)	87,500
420,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (b)	412,204
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	92,067

	Total Commercial Banks	2,112,110

Commercial Services & Supplies — 0.4%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	50,250
210,000	Waste Management Inc., Senior Notes, 6.375% due 11/15/12 (b)	218,161

	Total Commercial Services & Supplies	268,411

Consumer Finance — 4.5%
100,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)	102,650
	Ford Motor Credit Co.:
	Notes:
860,000	7.375% due 10/28/09 (b)	843,675
25,000	7.875% due 6/15/10	24,453
	Senior Notes:
500,000	5.800% due 1/12/09 (b)	483,076
131,000	10.944% due 6/15/11 (a)(b)	133,763
	General Motors Acceptance Corp.:
130,000	Bonds, 8.000% due 11/1/31 (b)	127,876
60,000	Medium-Term Notes, 4.375% due 12/10/07	59,711
	Notes:
40,000	5.125% due 5/9/08	39,689
160,000	5.625% due 5/15/09 (b)	155,827
20,000	7.250% due 3/2/11	19,403
275,000	6.875% due 9/15/11 (b)	261,928
180,000	6.625% due 5/15/12 (b)	168,121
150,000	6.750% due 12/1/14 (b)	136,143
60,000	Senior Notes, 5.850% due 1/14/09	58,743
	SLM Corp., Medium-Term Notes:
135,000	5.000% due 10/1/13 (b)	118,029
225,000	5.375% due 5/15/14 (b)	196,619
30,000	5.050% due 11/14/14	25,478
25,000	5.625% due 8/1/33	19,302

	Total Consumer Finance	2,974,486

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Containers & Packaging — 0.4%
	Graham Packaging Co. Inc.:
$20,000	8.500% due 10/15/12	$19,950
15,000	Senior Subordinated Notes, 9.875% due 10/15/14	14,925
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	77,438
136,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09 (b)	138,720
25,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	26,000
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (f)	156

	Total Containers & Packaging	277,189

Diversified Consumer Services — 0.1%
55,000	Service Corp. International, Debentures, 7.875% due 2/1/13	56,998

Diversified Financial Services — 3.3%
100,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(d)	93,867
130,000	Aiful Corp., Notes, 5.000% due 8/10/10 (b)(d)	125,760
260,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (b)(d)	268,395
80,000	European Investment Bank, 4.625% due 3/21/12	79,785
430,000	HSBC Finance Corp., Notes, 4.625% due 1/15/08 (b)	429,015
	JPMorgan Chase & Co.:
210,000	5.150% due 10/1/15 (b)	201,689
410,000	Subordinated Notes, 5.125% due 9/15/14 (b)	400,478
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (a)(e)	95,214
	Residential Capital LLC, Senior Notes:
10,000	7.460% due 4/17/09 (a)	8,513
40,000	7.595% due 5/22/09 (a)	34,050
315,000	7.000% due 2/22/11 (b)	256,907
20,000	7.500% due 6/1/12	16,215
160,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)(d)	159,296
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	37,625

	Total Diversified Financial Services	2,206,809

Diversified Telecommunication Services — 1.6%
	Citizens Communications Co.:
15,000	Senior Bonds, 7.125% due 3/15/19	14,850
25,000	Senior Notes, 7.875% due 1/15/27	24,500
155,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (b)	153,423
50,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (f)(g)(h)	0
	Intelsat Corp.:
10,000	9.000% due 6/15/16	10,350
16,000	Senior Notes, 9.000% due 8/15/14	16,560
160,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (b)	172,215
125,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15 (b)	123,438
30,000	Level 3 Financing Inc., 9.250% due 11/1/14	29,700
90,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	91,575
140,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15 (b)	133,119
80,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	87,191
120,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12 (b)	126,530
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Diversified Telecommunication Services — 1.6% (continued)
$40,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	$42,850

	Total Diversified Telecommunication Services	1,026,301

Electric Utilities — 1.2%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	71,035
165,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (b)	148,236
	FirstEnergy Corp., Notes:
120,000	6.450% due 11/15/11 (b)	124,175
235,000	7.375% due 11/15/31 (b)	257,924
90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	99,000
110,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (b)	108,382

	Total Electric Utilities	808,752

Energy Equipment & Services — 0.1%
40,000	Complete Production Services Inc., 8.000% due 12/15/16	39,750
	Southern Natural Gas Co.:
20,000	Notes, 5.900% due 4/1/17 (d)	19,564
25,000	Senior Notes, 8.000% due 3/1/32	28,386

	Total Energy Equipment & Services	87,700

Food Products — 0.1%
75,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	71,250
5,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	5,036

	Total Food Products	76,286

Health Care Providers & Services — 1.1%
40,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (d)	41,300
50,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	49,875
	HCA Inc.:
	Senior Notes:
58,000	6.250% due 2/15/13	51,475
10,000	6.500% due 2/15/16	8,550
	Senior Secured Notes:
90,000	9.250% due 11/15/16 (d)	95,850
20,000	9.625% due 11/15/16 (d)(i)	21,400
50,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	50,875
75,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13	63,938
300,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12 (b)	311,660

	Total Health Care Providers & Services	694,923

Hotels, Restaurants & Leisure — 0.8%
10,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	9,850
45,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	46,069
25,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	23,875
75,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	61,875
50,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	48,625
30,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	29,625
	MGM MIRAGE Inc.:
65,000	Notes, 6.750% due 9/1/12	64,268
60,000	Senior Notes, 7.625% due 1/15/17	59,700
75,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.750% due 10/1/13	77,625
50,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	49,750
50,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	51,250

	Total Hotels, Restaurants & Leisure	522,512

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Independent Power Producers & Energy Traders — 0.9%
$55,000	AES Corp., Senior Notes, 9.500% due 6/1/09	$57,475
60,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	55,050
	Edison Mission Energy, Senior Notes:
80,000	7.200% due 5/15/19 (d)	79,200
20,000	7.625% due 5/15/27 (d)	19,400
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	25,125
85,000	7.375% due 2/1/16	85,425
	TXU Corp., Senior Notes:
70,000	5.550% due 11/15/14	56,806
45,000	6.500% due 11/15/24	36,292
215,000	6.550% due 11/15/34 (b)	169,692

	Total Independent Power Producers & Energy Traders	584,465

Industrial Conglomerates — 0.6%
420,000	Tyco International Group SA, Notes, 6.000% due 11/15/13 (b)	424,494

Insurance — 0.6%
110,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	103,896
180,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (b)	171,701
100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	96,855

	Total Insurance	372,452

IT Services — 0.4%
200,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (b)	203,714
25,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	26,125

	Total IT Services	229,839

Media — 3.8%
175,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14 (b)	162,750
189,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	192,307
150,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (b)	137,605
245,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (b)	274,909
80,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	94,614
	Comcast Corp., Notes:
120,000	6.500% due 1/15/15 (b)	124,171
10,000	5.875% due 2/15/18	9,855
	CSC Holdings Inc., Senior Notes:
5,000	7.625% due 4/1/11	5,037
50,000	6.750% due 4/15/12	48,375
65,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 12.125% due 11/15/12	69,550
100,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10	103,250
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	84,544
150,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	151,125
50,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	50,125
130,000	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11 (b)	134,875
40,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	38,800
410,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (b)	424,016
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Media — 3.8% (continued)
$20,000	News America Inc., 6.200% due 12/15/34	$18,890
100,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)(d)	106,750
25,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	26,687
220,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (b)	239,972
20,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (d)	19,850
20,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (d)(i)	19,600

	Total Media	2,537,657

Metals & Mining — 0.5%
60,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	65,700
35,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15 (d)	33,950
220,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (b)	227,759

	Total Metals & Mining	327,409

Multi-Utilities — 0.3%
220,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (b)	221,009

Multiline Retail — 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	27,375

Oil, Gas & Consumable Fuels — 5.0%
55,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	60,070
45,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	44,446
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	100,000
50,000	6.250% due 1/15/18	48,500
	Compagnie Generale de Geophysique SA, Senior Notes:
10,000	7.500% due 5/15/15	10,350
45,000	7.750% due 5/15/17	46,575
275,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (b)	303,330
	El Paso Corp.:
	Medium-Term Notes:
50,000	7.375% due 12/15/12	51,850
190,000	7.800% due 8/1/31 (b)	193,854
150,000	Senior Subordinated Notes, 7.000% due 6/15/17 (b)	153,058
75,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	75,000
150,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (b)(d)	194,340
180,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (b)(d)	178,866
190,000	Hess Corp., Notes, 7.300% due 8/15/31 (b)	208,897
182,000	Intergas Finance BV, 6.375% due 5/14/17 (b)(d)	176,212
	Kerr-McGee Corp.:
130,000	6.950% due 7/1/24 (b)	135,021
335,000	Notes, 7.875% due 9/15/31 (b)	388,497
	Kinder Morgan Energy Partners LP:
120,000	6.750% due 3/15/11 (b)	125,012
	Senior Notes:
30,000	6.300% due 2/1/09	30,408
20,000	6.000% due 2/1/17	19,808
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14 (d)	30,150
30,000	8.250% due 12/15/14 (d)	30,375
15,000	Peabody Energy Corp., 6.875% due 3/15/13	15,225
	Pemex Project Funding Master Trust:
50,000	5.750% due 12/15/15	50,281
25,000	Bonds, 6.625% due 6/15/35	25,887
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Oil, Gas & Consumable Fuels — 5.0% (continued)
$150,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16 (b)	$151,904
25,000	Pogo Producing Co., Senior Notes, 6.625% due 3/15/15	25,188
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	9,825
55,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	51,150
50,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37	54,538
25,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	24,125
	Williams Cos. Inc.:
150,000	Notes, 7.125% due 9/1/11 (b)	156,187
125,000	Senior Notes, 7.625% due 7/15/19 (b)	134,531
30,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	32,446

	Total Oil, Gas & Consumable Fuels	3,335,906

Paper & Forest Products — 0.2%
150,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (b)	155,876

Pharmaceuticals — 0.2%
110,000	Wyeth, 5.950% due 4/1/37 (b)	106,513

Real Estate Management & Development — 0.1%
110,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (d)	83,325

Road & Rail — 0.0%
	Hertz Corp.:
20,000	Senior Notes, 8.875% due 1/1/14	20,700
5,000	Senior Subordinated Notes, 10.500% due 1/1/16	5,425

	Total Road & Rail	26,125

Textiles, Apparel & Luxury Goods — 0.3%
75,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	79,125
125,000	Simmons Co., Senior Discount Notes, step bond to yield 9.955% due 12/15/14	100,312

	Total Textiles, Apparel & Luxury Goods	179,437

Thrifts & Mortgage Finance — 0.3%
	Countrywide Financial Corp., Medium-Term Notes:
60,000	5.756% due 6/18/08 (a)	58,750
50,000	5.500% due 1/5/09 (a)	47,410
100,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	90,000

	Total Thrifts & Mortgage Finance	196,160

Tobacco — 0.2%
110,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (b)	119,689

Wireless Telecommunication Services — 0.5%
125,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15 (b)	127,143
200,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12 (b)	220,413

	Total Wireless Telecommunication Services	347,556

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $22,514,813)	22,307,126

CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
40,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost – $40,000)	46,950

SOVEREIGN BONDS — 1.5%
Italy — 0.5%
350,000	Region of Lombardy, 5.804% due 10/25/32 (b)	358,920

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Face
Amount	Security	Value
Mexico — 0.5%
	United Mexican States, Medium-Term Notes, Series A:
$140,000	5.875% due 1/15/14 (b)	$144,200
196,000	6.750% due 9/27/34 (b)	213,640

	Total Mexico	357,840

Panama — 0.1%
	Republic of Panama:
2,000	9.375% due 4/1/29	2,690
29,000	6.700% due 1/26/36	29,943

	Total Panama	32,633

Russia — 0.4%
	Russian Federation:
3,333	8.250% due 3/31/10 (d)	3,471
175,000	11.000% due 7/24/18 (b)(d)	247,187

	Total Russia	250,658

	TOTAL SOVEREIGN BONDS
	(Cost — $987,657)	1,000,051

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.1%
U.S. Government Agencies — 1.5%
300,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (b)(d)	298,839
160,000	Federal Farm Credit Bank (FFCB), Bonds, 4.500% due 10/17/12 (b)	159,343
170,000	Federal Home Loan Bank (FHLB), 5.400% due 1/2/09 (b)	170,001
340,000	Tennessee Valley Authority, 5.980% due 4/1/36 (b)	374,169

	Total U.S. Government Agencies	1,002,352

U.S. Government Obligations — 0.6%
	U.S. Treasury Bonds:
50,000	8.875% due 8/15/17	66,641
80,000	4.750% due 2/15/37	78,919
170,000	5.000% due 5/15/37 (b)	174,436
	U.S. Treasury Notes:
5,000	4.500% due 3/31/09	5,040
40,000	4.500% due 3/31/12	40,497
24,000	5.125% due 5/15/16	25,014

	Total U.S. Government Obligations	390,547

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $1,393,813)	1,392,899

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.4%
	U.S. Treasury Bonds, Inflation Indexed:
94,454	2.000% due 1/15/16	92,358
220,393	2.000% due 1/15/26 (b)	210,544
402,835	2.375% due 1/15/27 (b)	407,871
	U.S. Treasury Notes, Inflation Indexed:
65,972	0.875% due 4/15/10	63,802
113,458	2.500% due 7/15/16 (b)	115,604

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES
	(Cost — $871,480)	890,179

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
122,658	Home Interiors & Gifts Inc. (g)(h)*	1,226

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007

Shares	Security	Value
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (g)(h)*	$0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (g)(h)*	0

	TOTAL COMMON STOCKS
	(Cost — $49,437)	1,226

PREFERRED STOCKS — 0.0%
FINANCIALS — 0.0%
300	Federal National Mortgage Association (FNMA), 7.000% due 12/31/07 (a)(e)
	(Cost — $15,960)	15,712

Warrants
WARRANTS — 0.0%
60	Cybernet Internet Services International Inc., Expires 7/1/09(d)(g)(h)*	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(d)(g)(h)*	0
50	IWO Holdings Inc., Expires 1/15/11(d)(g)(h)*	0
60	Merrill Corp., Class B Shares, Expires 5/1/09(d)(g)(h)*	0

	TOTAL WARRANTS
	(Cost — $21,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $79,984,337)	79,345,510

Face
Amount
SHORT-TERM INVESTMENTS — 5.7%
U.S. Government Agency — 0.6%
$450,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (j)(k) (Cost — $439,479)	440,855

Repurchase Agreement — 5.1%
3,372,000	Morgan Stanley tri-party repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity — $3,373,377; (Fully collateralized by various U.S. government agency obligations, 4.125% to 5.500% due 11/18/09 to 1/9/12; Market value — $3,477,186) (Cost — $3,372,000) (b)	3,372,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $3,811,479)	3,812,855

	TOTAL INVESTMENTS — 124.9% (Cost — $83,795,816#)	83,158,365
	Liabilities in Excess of Other Assets — (24.9)%	(16,569,068)

	TOTAL NET ASSETS — 100.0%	$66,589,297

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options and to-be-announced (TBA) securities.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Security is currently in default.

(g)	Illiquid security.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio
Schedule of Investments (unaudited) (continued)
September 30, 2007
Schedule of Options Written (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value

20	Eurodollar Futures, Call	3/17/08	$95.50	$12,625
26	U.S. Treasury 10-Year Notes Futures, Put	11/20/07	108.00	12,594

	TOTAL OPTIONS WRITTEN
	(Premiums received – $23,442)			$25,219

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified series of Legg Mason Partners Variable Portfolios II, a Massachusetts business trust registered under the 1940 Act.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of the Fund’s securities (due to changes in stock market prices, currency exchange rates or interest rates), as a substitute for buying or selling securities, as a cash flow management technique or to enhance return. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.
Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principle on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$597,999
Gross unrealized depreciation	(1,235,450)
Net unrealized depreciation	$(637,451)

     At September 30, 2007, the Fund had the following open futures contracts:

	Number of	Expiration		Market	Unrealized Gain
	Contracts	Date	Basis Value	Value	(Loss)
Contracts to Buy:
Eurodollar	3	12/07	$712,178	$713,663	$1,485
Eurodollar	8	6/08	1,894,340	1,912,500	18,160
Euro-Bund	15	12/07	2,406,329	2,403,549	(2,780)
U.S. Treasury 2-Year Notes	37	12/07	7,625,419	7,660,734	35,315
U.S. Treasury Bond	32	12/07	3,555,707	3,563,000	7,293

					$59,473

Contracts to Sell:
U.S. Treasury 5-Year Notes	65	12/07	$6,913,003	$6,957,031	$(44,028)
U.S. Treasury 10-Year Notes	71	12/07	7,734,567	7,758,969	(24,402)

					$(68,430)

Net Unrealized Loss on Open Futures Contracts					$(8,957)

During the period ended September 30, 2007, written option transactions for the Fund were as follows:

	Number of
	Contracts	Premiums

Options written, outstanding December 31, 2006	63	$18,310
Options written	186	62,773
Options closed	(159)	(43,736)
Options expired	(44)	(13,905)

Options written, outstanding September 30, 2007	46	$23,442

At September 30, 2007, the Fund held TBA securities with a total cost of $16,044,931.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: November 28, 2007